Interest Income and Expense (Tables)	12 Months Ended
Oct. 31, 2025
Interest Income and Expense [Abstract]
Summary of Interest Income and Expenses by Basis of Accounting Classification
The following tables present interest income

and interest expense by basis of accounting

measurement.
Interest Income
(millions of Canadian dollars) For the years ended October 31
2025 2024
Measured at amortized cost 1 $ 74,659 $ 80,581

Measured at FVOCI – Debt instruments 1 4,342 3,743
79,001 84,324
Measured or designated at FVTPL 8,282 8,742
Measured at FVOCI – Equity instruments 338 323
Total $ 87,621 $ 93,389
Interest income is calculated using EIRM.
Interest Expense
(millions of Canadian dollars) For the years ended October 31
2025 2024
Measured at amortized cost 1,2 $ 43,268 $ 50,382

Measured or designated at FVTPL 11,291 12,535
Total $ 54,559 $ 62,917
Interest expense is calculated using EIRM.
2

Includes interest expense on lease liabilities for the year ended October 31, 2025 of $
163

million (October 31, 2024 – $
151

million).